Revenues - Schedule of Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Option order flow rebates [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	$ 49,065,412	$ 30,257,156	$ 94,339,846	$ 60,145,364
Equity order flow rebates [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	19,623,426	13,059,779	38,460,174	27,083,688
Equity and Option Order Flow Income [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	68,688,838	43,316,935	132,800,020	87,229,052
Stock lending [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	7,637,688	7,792,949	13,042,625	13,476,129
Margin financing [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	8,617,766	7,022,208	17,519,653	14,409,646
Client bank deposits [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	17,936,187	13,558,841	32,553,378	29,462,459
Corporate bank deposits [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	2,094,892	3,524,793	4,310,941	7,048,186
Interest and Other Related Income [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	36,286,533	31,898,791	67,426,597	64,396,420
Options [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	7,104,325	6,456,829	15,479,547	13,824,124
Platform and trading fees [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	13,001,178	3,908,597	22,172,966	6,245,811
Handling Charge Income [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	20,105,503	10,365,426	37,652,513	20,069,935
Data subscription income [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	2,037,609	1,772,544	4,021,956	3,387,901
Co-marketing income [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total		56,243		187,530
Syndicate fees [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	112,454	238,746	403,475	386,268
Lease income [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	301,669	283,895	604,397	567,831
Foreign exchange fee [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	737,002	256,381	1,314,638	417,236
Non-trading rebates [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	1,151,208		1,869,991
Proxy income [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	2,048,315	1,692,805	2,694,888	2,121,748
Other [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	24,219	14,122	73,710	67,687
Other Revenue [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total	$ 6,412,476	$ 4,314,736	$ 10,983,055	$ 7,136,201